Commitments and Contingencies - Schedule of Warranty Activity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Warranty Activity [Abstract]
Warranty provision, beginning of period	$ 4,653	$ 5,968	$ 5,968	$ 4,849
Accruals for new warranties issued	236	526	246	695
Settlements and other		(38)	(1,561)	(158)
Warranty provision, end of period	4,889	6,456	4,653	5,968
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	1,830	3,019	1,594	2,531
Warranty provision, noncurrent	3,059	3,437	3,059	3,437
Total warranty liability	$ 4,889	$ 6,456	$ 4,653	$ 5,968